Contract liabilities and other advances - Movement (Details) - GBP (£) £ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 46,321	£ 10,306
Additions	85,756	46,637
Acquired as part of acquisition		300
Recognised in the income statement	(8,682)	(10,917)
Foreign exchange	3	(5)
Contract liabilities and other advances, end of period	123,398	46,321
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	1,889	2,336
Additions	56	1,198
Acquired as part of acquisition		114
Recognised in the income statement	(435)	(1,757)
Foreign exchange	0	(2)
Contract liabilities and other advances, end of period	1,510	1,889
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	28,946	7,970
Additions	85,700	29,186
Acquired as part of acquisition		186
Recognised in the income statement	(6,975)	(8,393)
Foreign exchange	3	(3)
Contract liabilities and other advances, end of period	107,674	28,946
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	15,486	0
Additions	0	16,253
Acquired as part of acquisition		0
Recognised in the income statement	(1,272)	(767)
Foreign exchange	0	0
Contract liabilities and other advances, end of period	£ 14,214	£ 15,486